Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net revenue		$ 384,471	$ 36,612
Cost of revenue		(27,592)	(18,969)
Gross profit		356,879	17,643
Operating expenses:
Selling expenses		(215,655)	(380,898)
General and administrative expenses		(11,450,168)	(10,517,607)
Research and development expenses		(701,874)	(447,369)
Total operating expenses		(12,367,697)	(11,345,874)
Other (expenses)/income, net:
Financial expenses, net		(2,036,740)	(5,442)
Gain on fair value change		1,512,221
Share of loss from equity method investment		(319,017)
Other income		41,787	62,125
Total other (expenses)/income, net		(801,749)	56,683
Loss before income tax expense		(12,812,567)	(11,271,548)
Income tax benefits		85,269
Net loss		(12,727,298)	(11,271,548)
Other comprehensive loss:
Foreign currency translation adjustment		105,834	(560,467)
Total comprehensive loss		$ (12,621,464)	$ (11,832,015)
Weighted average number of Ordinary Shares – basic (in Shares)	[1]	4,621,383	2,588,708
Weighted average number of Ordinary Shares – diluted (in Shares)	[1]	4,621,383	2,588,708
Basic loss per ordinary share (in Dollars per share)		$ (2.75)	$ (4.35)
Diluted loss per ordinary share (in Dollars per share)		$ (2.75)	$ (4.35)

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).